Consolidated statements of financial position - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment	€ 64,114	€ 74,189
Right-of-use assets	33,641	44,378
Intangible assets and goodwill	2,947	6,628
Equity-method investees	37,458	40,875
Other non-current receivables	4,981	6,124
Other non-current assets	1,766	1,749
Deferred tax assets	1,981	1,653
Total non-current assets	146,888	175,596
Current assets
Inventories	49,534	62,815
Trade receivables	32,508	32,819
Other current receivables	7,562	10,618
Other current financial receivables	4,121	1,348
Other current assets	4,991	5,073
Current income tax assets	1,758	1,642
Gains on derivative financial instruments	76	24
Cash and cash equivalents	20,320	20,322
Asset held for sale	1,105	8,767
Total current assets	121,975	143,428
TOTAL ASSETS	268,863	319,024
EQUITY
Share capital	55,073	55,073
Reserves	19,566	20,659
Retained earnings	(51,659)	(21,726)
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	22,980	54,006
Non-controlling interests	2,902	4,202
TOTAL EQUITY	25,882	58,208
Non-current liabilities
Long-term borrowings	23,095	14,188
Long-term lease liabilities	39,963	47,400
Other non-current debts		465
Employees’ leaving entitlement	11,482	11,646
Non-current contract liabilities	6,860	6,786
Provisions	5,957	7,791
Deferred income for government grants	9,983	11,036
Other non-current liabilities	1,386	2,160
Deferred tax liabilities	5	998
Total non-current liabilities	98,731	102,470
Current liabilities
Bank overdrafts and short-term borrowings	22,197	23,327
Current portion of long-term borrowings	7,251	4,532
Current portion of lease liabilities	9,480	10,350
Trade payables	57,447	66,477
Other payables	25,084	26,706
Current contract liabilities	19,818	23,587
Provisions	1,680	1,866
Other liabilities	403	403
Liabilities for current income tax	871	830
Losses on derivative financial instruments	19	268
Total current liabilities	144,250	158,346
TOTAL LIABILITIES	242,981	260,816
TOTAL EQUITY AND LIABILITIES	€ 268,863	€ 319,024